Income Tax Expense (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense
Current income taxes	kr (11,539)	kr (4,581)	kr (1,035)
Deferred tax	8,688	8,417	675
Income tax expense recognized in the consolidated statements of income	(2,851)	3,836	(360)
Reconciliation of effective tax rate
Accounting loss before income tax	(409,417)	(513,373)	(436,151)
Tax in accordance with applicable tax rate in Sweden 20,6% (21,4% ,21,4%)	84,340	105,755	93,336
Effect of other tax rates for foreign subsidiaries	(11,857)	11,481	680
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(64,150)	(101,785)	(91,725)
Non-deductible expenses	(11,184)	(11,615)	(2,652)
Non-taxable income			1
Income tax expense recognized in the consolidated statements of income	kr (2,851)	kr 3,836	kr (360)
At the effective income tax rate	(1.00%)	1.00%
Applicable tax rate	20.60%	20.60%	21.40%